World Funds Trust
8730 Stony Point Pkwy, Suite 205
Richmond, VA  23235

September 27, 2010

VIA EDGAR
==========
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

RE:  Post-Effective Amendment No. 11 (the “Amendment”) to the Registration Statement of World Funds Trust (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 14 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the McGinn, McKean, McLaughlin, and Ryder Large Cap Fund  (the “Fund”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment.  This transmission contains a conformed signature page, the manually signed original of which, has been executed pursuant to Powers of Attorney.

The Amendment is being filed for the purpose of adding a new series portfolio, the McGinn, McKean, McLaughlin, and Ryder Large Cap Fund Equity Fund (the “Fund”), to the Trust.  The Amendment contains the prospectus and statement of additional information of the Fund.  You should also note that we have included in an appendix to the prospectus performance information related to accounts advised by the investment adviser (the “Adviser”) to the Fund.  This related performance represents accounts managed by the Adviser (since the Adviser’s inception) that are managed in a manner that is substantially similar to the manner in which the Fund will be managed.  The related performance also includes the performance of accounts that were managed by personnel of the Adviser prior to the Adviser’s inception.  The Fund has also included all disclosures that it believes are important for prospective Fund investors to consider in evaluating the relevance of this related performance, including the fact that the related performance is not that of the Fund and it is not intended to suggest that the results will be those experienced by the Fund, as well as disclosures derived from guidance contained in relevant no-action letters issued by the staff of the Securities and Exchange Commission (“SEC”).

We look forward to receiving your comments.  If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Karen Shupe
Karen Shupe, Treasurer

cc:         John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224